Annual Fund Operating Expenses	Sep. 25, 2026
ARBITRAGE FUND | ARBITRAGE FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.71%	[2]
ARBITRAGE FUND | ARBITRAGE FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.46%	[2]
ARBITRAGE FUND | ARBITRAGE FUND | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	1.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	2.46%	[2]
ARBITRAGE FUND | ARBITRAGE FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.08%	[1]
Expenses (as a percentage of Assets)	1.71%	[2]
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.02%
All Remaining Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.27%)	[4]
Net Expenses (as a percentage of Assets)	1.72%
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.02%
All Remaining Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.27%)	[4]
Net Expenses (as a percentage of Assets)	1.47%
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.02%
All Remaining Other Expenses	0.61%
Other Expenses (as a percentage of Assets):	0.63%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.27%)	[4]
Net Expenses (as a percentage of Assets)	1.72%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2027
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.10%
All Remaining Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.36%)	[6]
Net Expenses (as a percentage of Assets)	1.34%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.10%
All Remaining Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.36%)	[6]
Net Expenses (as a percentage of Assets)	1.09%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.10%
All Remaining Other Expenses	0.39%
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.01%	[5]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement	(0.36%)	[6]
Net Expenses (as a percentage of Assets)	1.34%
ALTSHARES MERGER ARBITRAGE ETF | AltShares Merger Arbitrage ETF | AltShares Merger Arbitrage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%	[7]
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.06%
All Remaining Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%
ALTSHARES EVENT-DRIVEN ETF | AltShares Event-Driven ETF | AltShares Event-Driven ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%	[8]
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.01%
All Remaining Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
[3]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[4]	The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund’s Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Fund’s other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.69% of the Fund’s average daily net assets allocable to the Class R shares, 1.44% of the Fund’s average daily net assets allocable to the Class I shares, and 1.69% of the Fund’s average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2027 unless terminated at an earlier time by the Fund’s Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.
[5]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[6]	The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund’s Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Fund’s other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.23% of the Fund’s average daily net assets allocable to the Class R shares, 0.98% of the Fund’s average daily net assets allocable to the Class I shares, and 1.23% of the Fund’s average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2027 unless terminated at an earlier time by the Fund’s Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.
[7]	Pursuant to a Rule 12b‑1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[8]	Pursuant to a Rule 12b‑1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b‑1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.